INCOME TAXES - CHANGES IN DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Total deferred tax assets	$ 74.9	$ 54.3
Total deferred tax assets, change	20.6
Total deferred tax liabilities	(9.0)	(19.8)
Total deferred tax liabilities, change	10.8
Net deferred tax assets/liabilities	65.9	34.5
Net deferred tax assets/liabilities, change	31.4
Statutory valuation allowance adjustment	0.0	0.0
Statutory valuation allowance adjustment, change	0.0
Deferred Tax Assets, After Statutory Valuation Allowance	65.9	34.4
Net deferred tax assets/liabilities after SVA	14.3	$ 10.5
Net deferred tax assets/liabilities after SVA, change	31.4
Tax effect of unrealized gains/(losses)	0.9
Incurred tax items in surplus	0.0
Change in net deferred income tax	$ 32.3